Taxes - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Valuation Allowance [Abstract]
Beginning balance	$ 972	$ 1,200
Write-off	(500)	(392)
Change of valuation allowance	1,529	164
Ending balance	$ 2,001	$ 972